Commitments and Contingencies - Additional Information (Detail)															1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 22, 2015 USD ($) shares	Apr. 07, 2015 USD ($)	Dec. 26, 2014 USD ($)	Oct. 17, 2014 USD ($) Agreement	Oct. 16, 2014 USD ($)	Oct. 13, 2014 USD ($)	Jul. 23, 2014	Jul. 22, 2014 USD ($)	Jul. 01, 2014 USD ($)	Jun. 05, 2014 shares	May. 08, 2014 USD ($)	Dec. 17, 2013 USD ($)	May. 22, 2013 USD ($)	Aug. 01, 2011 USD ($)	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($) shares	Jul. 31, 2014 USD ($) Agreement	Jun. 30, 2015 USD ($) Property	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Property	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Agreement shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 21, 2014 USD ($)	Nov. 19, 2013 USD ($)	Jun. 30, 2013	Mar. 31, 2013	Mar. 12, 2013 USD ($)	Jan. 01, 2012
Other Commitments [Line Items]
Operating Leases, Rent Expense		$ 7,500																	$ 66,000			$ 58,000	$ 110,000	$ 114,000	$ 204,726	$ 139,330	$ 124,727
Lease Expiration Date																							Sep. 29, 2016
Payments to Acquire Real Estate				$ 50,000																					399,594
Real Estate, Purchase Price																			360,000				$ 360,000		2,120,000
Escrow Deposit																			$ 90,000				$ 90,000		$ 400,476
Employment Agreement, Term							2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																							Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant		Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Investment Owned, at Cost																										$ 1,200,000
Sublease term		18 months
Number of properties | Property																			7				7
Escrow deposits wrote off																			$ 240,400
Amount retained by company																													$ 600,000
Convertible Debt [Member]
Other Commitments [Line Items]
Debt Instrument, Payment Terms																									Due to the restatement discussed above, the registration statement has been delayed. As a result of the withdraw of the Form S-1, in January 2015 the Company agreed with the lenders to adjust the conversion rate for the amortization payments and reduced the volume weighted average price for 20 days prior to the issuance to 51%. See Note 20 Subsequent Events for purchase agreement modifications finalized in January 2015.
Vaporfection International Inc. [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals												$ 1,981
Lessee Leasing Arrangements, Operating Leases, Term of Contract												1 year
Mr. Marsala [Member]
Other Commitments [Line Items]
Severance payable																			$ 500,000				$ 500,000
Monthly severance payments																							$ 30,000
Chief Operating Officer [Member]
Other Commitments [Line Items]
Annual base salary	$ 300,000
Restricted stock units convertible into company common stock | shares	100,000
Severance payment term																							Mr. Goh shall be entitled to receive a severance payment equivalent to 6, 12, or 18 months of base salary, based upon whether the length of Mr. Goh's employment with the Company at the time of termination is less than 12 months, greater than 12 months but less than 24 months, or greater than 24 months, respectively.
Maximum [Member] | Mr. Marsala [Member]
Other Commitments [Line Items]
Option to purchase common stock, value																							$ 335,275
Maximum [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Annual base salary increase, Percentage	7.00%
Cash bonus per year	$ 150,000
Annual equity bonus	$ 150,000
Minimum [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Annual base salary increase, Percentage	5.00%
Employment Termination Less Than 12 Months [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Severance payment	6 months
Employment Termination, Greater Than 12 Months But Less Than 24 Months [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Severance payment	12 months
Employment Termination Greater Than 24 Months [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Severance payment	18 months
Land and Building [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals								$ 20,000			$ 7,400
Lessee Leasing Arrangements, Operating Leases, Term of Contract								5 years			5 years
Security Deposit								$ 30,000
Real Estate, Purchase Price																					$ 399,594
Notes Issued																					$ 249,000
MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Equity Method Investment, Ownership Percentage																																50.00%
Investment Owned, at Cost																																$ 4,100,000
Potential Real Estate Purcahse Foreclosed Upon [Member] | Land and Building [Member]
Other Commitments [Line Items]
Number of Real Estate Purchase Agreements | Agreement																		1
Proceeds from Other Deposits																		$ 10,000
Affiliated Entity [Member]
Other Commitments [Line Items]
Escrow Deposit				$ 190,400
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Claims damages																									$ 500,000
Stock Repurchased During Period, Shares (in Shares) | shares										30,000
Investment Owned, at Cost													$ 4,100,000
Legal fees accrued																									500,000
Plaintiff past due balance																									$ 550,000
Ownership stake percentage																														50.00%
Affiliated Entity [Member] | MedVend Holdings LLC [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
Other Commitments [Line Items]
Equity Method Investment, Ownership Percentage																															50.00%
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
Other Commitments [Line Items]
Number of Real Estate Purchase Agreements | Agreement				8
Equity Method Investment, Ownership Percentage																									100.00%								100.00%
Affiliated Entity [Member] | Property 13 [Member] | PVM International Inc. (PVMI) [Member]
Other Commitments [Line Items]
Escrow Deposit																												$ 75,000
Chief Financial Officer [Member]
Other Commitments [Line Items]
Other Commitments, Description					Pursuant to the Employment Agreement, the Company agreed to engage Mr. Mitchell, and Mr. Mitchell agreed to serve as the Company's Chief Financial Officer, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that the Employment Agreement will not be renewed.
Employment Agreement, Term					2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					Mitchell will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under the Company's Equity Incentive Plan, in the amount of 7,500 shares of common stock each calendar quarter Mr. Mitchell serves as Chief Financial Officer of the Company.
Chief Financial Officer [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Employee Agreement, Description					Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.
Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares																									19,452
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares) | shares																									100,000
Amount Paid Upon Execution of the Contract [Member] | MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Payments to Acquire Trading Securities Held-for-investment													300,000
Amount Disbursed as an Additional Investment [Member] | MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Payments to Acquire Trading Securities Held-for-investment													$ 300,000
Kind Meds, Inc. [Member] | Medicine Dispensing Systems [Member]
Other Commitments [Line Items]
Claims damages			$ 500,000
Plaintiff past due balance			$ 550,000
Agreement One [Member] | Land and Building [Member]
Other Commitments [Line Items]
Escrow Deposits Related to Property Sales																							$ 0		$ 930,000
Payments to Acquire Real Estate																									26,830,000
Agreement One [Member] | Forfeiture Of Earnest Money On Potential Purchase Of Real Estate [Member] | Land and Building [Member]
Other Commitments [Line Items]
Real Estate, Purchase Price																									$ 3,195,000
Number of Real Estate Purchase Agreements | Agreement																									3
Earnest Money Forfeited																									$ 140,000
Office Lease, West Hollywood, California [Member]
Other Commitments [Line Items]
Operating Lease, Rent Increase, Percent									3.00%
Operating Leases, Rent Expense									$ 14,828
Lease Expiration Date														Jun. 30, 2017
Operating Leases, Rent Expense, Minimum Rentals														$ 14,397
Office Facilities Lease, West Hills, California [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																									1,300
Office Facilities Lease, Scottsdale, Arizona [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																									1,420
Virtual offices/meeting spaces in Seattle and Illinois [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																									$ 705
Description of Lessee Leasing Arrangements, Operating Leases																									month to month basis
Agreement Two [Member] | Land and Building [Member]
Other Commitments [Line Items]
Escrow Deposits Related to Property Sales																									$ 685,000
Payments to Acquire Real Estate																									21,515,000
Earnest Money Forfeited																									235,757
Proceeds from Other Deposits																				$ 30,076					$ 419,167
Agreement Two [Member] | Land and Building [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Proceeds from Other Deposits																$ 30,076
Monthly Advisory and Consulting Service Fee [Member]
Other Commitments [Line Items]
Other Commitments, Description						The monthly consulting fee was reduced to $12,500 per month if Mr. Mehdizadeh is engaged in trading any of the Company's securities at any time within the preceding 30 day period.
Consulting agreement						$ 12,375
Other Commitment																	$ 10,000
Hourly Advisory And Consulting Service Fee [Member]
Other Commitments [Line Items]
Other Commitment																	$ 200
Advisory And Consulting Services [Member] | Restricted Stock Units (RSUs) [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares																	100,000
Annual Salary [Member] | Chief Financial Officer [Member]
Other Commitments [Line Items]
Other Commitment					$ 190,000
Living Expenses [Member] | Chief Financial Officer [Member]
Other Commitments [Line Items]
Other Commitment					$ 2,500
Annual Bonus [Member] | Chief Financial Officer [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of bonus on base salary					35.00%
Annual Cash Bonus [Member] | Chief Financial Officer [Member]
Other Commitments [Line Items]
Percentage of bonus in cash					50.00%
Office Lease, Los Angeles, California [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense															$ 7,486
Sublease term															18 months